GOODWILL AND INTANGIBLE ASSETS - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,660,102	$ 1,397,493	$ 1,406,965
Intangible assets with indefinite lives	246,913	225,296
Intangible assets with definite lives, net of accumulated amortization	148,073	99,256
Total goodwill and intangible assets, net	$ 2,055,088	$ 1,722,045